Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 12 - Employee Benefit Plans

Defined Benefit Pension Plan

The Bank is a participant in the multiemployer Financial Institutions Retirement Fund (FIRF or the "Plan"), which covers substantially all of its officers and employees. The defined benefit plan covers all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. Normal retirement age is 65, with reduced benefits available at age 55. The Bank's contributions are determined by FIRF and generally represent the normal cost of the Plan. Specific Plan assets and accumulated benefit information for the Bank's portion of the Plan are not available. Under the Employee Retirement Income Security Act of 1974 (ERISA), a contributor to a multiemployer pension plan may be liable in the event of complete or partial withdrawal for the benefit payments guaranteed under ERISA. Effective July 1, 2005 the plan was frozen as to current participants and any new employees hired after July 1, 2004 were excluded from the plan. The expense of the Plan allocated to the Bank was $87,000 and $81,000 for the years ended December 31, 2012 and 2011, respectively.

401(k) Savings Plan

 The Bank has a Section 401(k) savings plan covering substantially all of its employees who meet certain age and service requirements. Contributions to the plan by the Bank are discretionary in nature in such amounts determined by the Board of Directors. The expense under the plan for the years ended December 31, 2012 and 2011 was $94,000 and $167,000, respectively.

Nonqualified Deferred Compensation Plan

The Bank has a nonqualified deferred compensation plan for certain of its directors. Through 1998, each eligible director could voluntarily defer all or part of his or her director's fees to participate in the program. The plan is currently unfunded and amounts deferred are unsecured and remain subject to claims of the Bank's general creditors.

Directors are paid once they reach normal retirement age or sooner for reason of death, total disability, or termination. The Bank may terminate the plan at any time. The amount recorded under the plan totaled approximately $807,000 and $821,000 at December 31, 2012 and 2011, respectively. The expense under the plan for the years ended December 31, 2012 and 2011 was $71,000 and $87,000, respectively.

Employee Stock Ownership Plan

Effective January 1, 1994, the Bank implemented an employee stock ownership plan (ESOP). The ESOP covers substantially all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. To fund the ESOP, the Bank borrowed $480,000 from an outside party to purchase 48,000 shares of the Company's common stock at $10 per share. The ESOP note was payable quarterly with interest at the prime rate and was retired in 1999. All of the 1994 shares were allocated as of December 31, 1999. Compensation expense is measured by the fair value of ESOP shares allocated to participants during a fiscal year.

Pursuant to the 2005 second-step conversion and stock offering, the shareholders of the Company approved the purchase of 8% of shares sold in the stock offering by the ESOP. The Company provided a loan to the ESOP, which was used to purchase 138,709 shares of the Company's common stock in the stock offering at $10 per share. The loan bore interest at a rate equal to the current prime rate, adjustable on January 1 of each year and provided for repayment of principal over the 15 year term of the loan. Since the Company provided the loan to the ESOP, the note receivable was not included in the Company's balance sheet. Accordingly, the Company did not recognize interest income on the loan.

The Company made annual contributions to the ESOP sufficient to support the debt service of the loan. The loan was secured by the shares purchased, which were held in a suspense account for allocation among the participants as the loan is paid. Dividends paid on unallocated shares were not considered dividends for financial reporting purposes and were used to pay principal and interest on the ESOP loan. Dividends on allocated shares are charged to retained earnings.

The loan was paid in full as of December 31, 2009.

Compensation expense is recognized for the ESOP equal to the average fair value of shares committed to be released for allocation to participant accounts. Any difference between the average fair value of shares committed to be released for allocation and the ESOP's original acquisition cost is charged or credited to stockholders' equity (additional paid-in capital). During the years ended December 31, 2012 and 2011, respectively, 13,687 and 13,811 shares were sold into the open market and 15 and 0 shares were purchased from the open market. Total compensation expense was $0 for both the years ended December 31, 2012 and 2011.

Shares held by the ESOP include the following:

	December 31
	2012	2011

Allocated	121,608	138,345
Unallocated	-	-
Total	121,608	138,345

There were 3,065 and 8 shares distributed to ESOP participants in 2012 and 2011, respectively.

Stock-Based Compensation Plans

The Company's 1996 Stock Option Plan (the "1996 Plan"), which was approved by shareholders, permits the grant of share options to its employees for up to 127,491 shares of common stock (retroactively adjusted for the exchange ratio applied in the Company's 2005 stock offering and related second-step conversion). The Company's 2006 Stock-Based Incentive Plan (the "2006 Plan"), which was approved by the shareholders on May 17, 2006, permits the award of up to 242,740 shares of common stock of which the maximum number to be granted as Stock Options is 173,386 and the maximum that can be granted as Restricted Stock Awards is 69,354. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continual service and have ten year contractual terms. Certain options provide for accelerated vesting if there is a change in control (as defined in the Plans). Shares issued under the Plan and exercised pursuant to the exercise of the stock option plan may be either authorized but unissued shares or reacquired shares held by the Company as treasury stock.

Stock Options - A summary of option activity under the Plan during the years ended December 31, 2012 and 2011 is presented below:

			Weighted-Average
		Weighted-	Remaining
		Average	Contractual Term	Aggregate
Options	Shares	Exercise Price	(Years)	Intrinsic Value

Outstanding at January 1, 2011	186,132	$9.47	5.3	-

Granted in 2011	-	$0.00

Exercised in 2011	-	$0.00

Forfeited or Expired in 2011	(3,450)	$9.54

Outstanding at December 31, 2011	182,682	$9.47	4.3	-

Granted in 2012	-	$0.00

Exercised in 2012	-	$0.00

Forfeited or expired in 2012	(15,062)	$8.81

Oustanding at December 31, 2012	167,620	$9.53	3.38	-

Options Exercisable at December 31, 2012	167,620	$9.53	3.38	-

There were 39,166 shares available for future granting of options as of December 31, 2012.

The aggregate intrinsic value of outstanding options shown in the table above represents the total pretax intrinsic value (i.e. the difference between the Company's closing stock price of $4.60 on December 31, 2012 and the exercise price times the number of shares) that would have been received by the option holder had all option holders exercised their options on December 31, 2012. The amount changes based on the fair market value of the stock. This value was $0.00 at December 31, 2012.

As of December 31, 2012, the total compensation cost of outstanding options was fully recognized. The total fair value of shares vested during the year ended December 31, 2012 and 2011 was $4,200 and $137,000, respectively. Compensation expense for 2012 and 2011 related to options granted under this plan was $1,200 and $31,000, respectively.

A summary of the status of the Company's nonvested options as of December 31, 2012 and 2011 and changes during the years then ended is presented below:

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value

Nonvested at January 1, 2011	37,358	$2.11

Granted	-	$0.00

Vested	(36,118)	$2.11

Forfeited	-	$0.00

Nonvested at December 31, 2011	1,240	$2.19

Granted	-	$0.00

Vested	(1,240)	$2.19

Forfeited	-	$0.00

Nonvested at December 31, 2012	0	$0.00

Restricted Stock Awards - The Company did not grant any award shares during the years ended December 31, 2012 and 2011. Compensation expense for 2012 and 2011 related to awards granted under this plan was $1,000 and $37,000, respectively.

The shares vest over a five year service period. As of December 31, 2012, the total compensation cost of the Plan was fully recognized.

The following table summarizes the activity of restricted stock awards under the Plan during the years ended December 31, 2012 and 2011:

	For the Year Ended December 31,
	2012	2011

Beginning of period	300	13,050

Granted	-	-

Vested	(300)	(12,750)

Forfeited	-	-

Nonvested, end of period	0	300

There were 5,304 shares available for future grants of award shares at December 31, 2012.